united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Brian Curley, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
	Shares				Fair Value
		COMMON STOCKS - 99.2%
		AEROSPACE/DEFENSE - 2.1%
	24,420	Triumph Group, Inc.			$ 726,495

		AIRLINES - 0.3%
	3,400	Spirit Airlines, Inc. *			113,594

		APPAREL - 2.5%
	14,080	Unifi, Inc. *			501,670
	12,850	Wolverine World Wide, Inc.			370,723
					872,393
		AUTO PARTS & EQUIPMENT - 1.8%
	4,420	Cooper Tire & Rubber Co.			165,308
	2,370	Tenneco, Inc.			143,788
	12,590	Tower International, Inc.			342,448
					651,544
		BANKS - 17.7%
	36,540	Associated Banc-Corp.			886,095
	13,680	Central Pacific Financial Corp.			440,222
	50,505	First Commonwealth Financial Corp.			713,636
	13,800	FNB Corp.			193,614
	13,235	Fulton Financial Corp.			248,156
	5,475	Hancock Holding Co.			265,264
	2,775	MB Financial, Inc.			124,930
	52,100	Old National Bancorp.			953,430
	12,900	Southwest Bancorp, Inc.			355,395
	3,700	UMB Financial Corp.			275,613
	24,000	Umpqua Holdings Corp.			468,240
	38,529	Union Bankshares Corp.			1,360,074
					6,284,669
		BIOTECHNOLOGY - 0.9%
	8,800	Myriad Genetics, Inc.*			318,384

		COMMERCIAL SERVICES - 4.4%
	7,700	CoreLogic, Inc. *			355,894
	6,600	FTI Consulting, Inc. *			234,168
	10,260	Korn/Ferry International			404,552
	4,445	Morningstar, Inc.			377,780
	14,500	Resources Connection, Inc.			201,550
					1,573,944
		COMPUTERS - 1.6%
	1,500	CACI International, Inc. *			209,025
	1,287	DST Systems, Inc.			70,631
	1,940	Science Applications International Corp.			129,689
	7,850	Syntel, Inc.			154,252
					563,597

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
	Shares				Fair Value
		DIVERSIFIED FINANCIAL SERVICES - 1.4%
	9,545	Legg Mason, Inc.			$ 375,214
	2,350	Stifel Financial Corp.*			125,631
					500,845
		ELECTRIC - 1.2%
	9,500	Portland General Electric Co.			433,580

		ELECTRONICS - 2.1%
	6,370	Methode Electronics, Inc.			269,770
	25,400	Vishay Intertechnology, Inc.			477,520
					747,290
		ENGINEERING & CONSTRUCTION - 2.3%
	34,065	Aegion Corp. *			793,033

		ENTERTAINMENT - 0.4%
	10,700	AMC Entertainment Holdings, Inc.			157,290

		ENVIRONMENTAL CONTROL - 0.6%
	4,480	Tetra Tech, Inc.			208,544

		FOOD - 1.6%
	18,250	Flowers Foods, Inc.			343,282
	1,340	Sanderson Farms, Inc.			216,437
					559,719
		FOREST PRODUCTS & PAPER - 0.1%
	860	Clearwater Paper Corp. *			42,355

		GAS - 2.0%
	6,900	New Jersey Resources Corp.			290,835
	5,350	Southwest Gas Corp.			415,267
					706,102
		HEALTHCARE PRODUCTS - 2.9%
	20,060	Bruker Corp.			596,785
	11,500	Patterson Cos, Inc.			444,475
					1,041,260
		HEALTHCARE SERVICES - 0.9%
	14,440	Ensign Group, Inc.			326,200

		HOME FURNISHINGS - 0.7%
	7,130	Ethan Allen Interiors, Inc.			231,012

		INSURANCE - 5.0%
	20,630	CNO Financial Group, Inc.			481,504
	9,290	First American Financial Corp.			464,221
	19,620	Heritage Insurance Holdings, Inc.			259,180
	5,870	ProAssurance Corp.			320,796
	12,800	Radian Group, Inc.			239,232
					1,764,933

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
	Shares				Fair Value
		IRON & STEEL - 1.8%
	7,550	Carpenter Technology Corp.			$ 362,627
	14,100	Commercial Metals Co.			268,323
					630,950
		MACHINERY - CONSTRUCTION & MINING - 1.7%
	3,740	Hyster-Yale Materials Handling, Inc.			285,886
	3,910	Oshkosh Corp.			322,731
					608,617
		MACHINERY - DIVERSIFIED - 1.6%
	4,050	AGCO Corp.			298,769
	2,805	Lindsay Corp.			257,779
					556,548
		MEDIA - 3.1%
	1,780	AMC Networks, Inc. *			104,077
	49,561	TiVo Corp.			983,786
					1,087,863
		METAL FABRICATE/HARDWARE - 0.8%
	6,100	The Timken Co.			296,155

		MINING - 0.8%
	2,780	Kaiser Aluminum Corp.			286,729

		MISCELLANEOUS MANUFACTURED - 1.3%
	21,280	Federal Signal Corp.			452,838

		OIL & GAS - 2.1%
	3,910	Murphy USA, Inc. *			269,790
	8,680	PBF Energy, Inc.			239,655
	12,530	SM Energy Co.			222,282
					731,727
		OIL & GAS SERVICES - 2.9%
	21,530	Bristow Group, Inc.			201,306
	15,145	Oil States International, Inc. *			383,926
	41,255	Superior Energy Services, Inc.			440,603
					1,025,835
		PACKAGING & CONTAINERS - 1.6%
	12,630	Bemis Co., Inc.			575,549

		PHARMACEUTICALS - 0.8%
	9,660	Owens & Minor, Inc.			282,072

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.0%
	65,120	Cedar Realty Trust, Inc.			365,974
	31,265	Cousins Properties, Inc.			292,015
	31,145	Dynex Capital, Inc.			226,424
	6,340	Healthcare Realty Trust, Inc.			205,036
	29,005	Hersha Hospitality Trust			541,523
	4,315	Life Storage, Inc.			353,010
	2,165	National Health Investors, Inc.			167,333
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
	Shares				Fair Value
		REAL ESTATE INVESTMENT TRUSTS (REITS)(continued) - 11.0%
	8,181	Physicians Realty Trust			$ 145,049
	19,120	RLJ Lodging Trust			420,640
	10,305	Ryman Hospitality Properties, Inc.			643,960
	6,500	Tanger Factory Outlet Centers, Inc.			158,730
	18,000	Xenia Hotels & Resorts, Inc.			378,900
					3,898,594
		RETAIL - 5.1%
	4,255	Brinker International, Inc.			135,564
	5,860	Cheesecake Factory, Inc.			246,823
	23,400	DSW, Inc.			502,632
	21,960	Express, Inc.*			148,450
	3,590	Penske Automotive Group, Inc.			170,776
	12,420	Williams-Sonoma, Inc.			619,261
					1,823,506
		SAVING & LOANS - 1.7%
	15,433	Berkshire Hills Bancorp, Inc.			598,029

		SEMICONDUCTORS - 1.0%
	9,400	Teradyne, Inc.			350,526

		SOFTWARE - 4.5%
	25,040	Inovalon Holdings, Inc. *			426,932
	23,650	Progress Software Corp.			902,720
	6,580	Verint Systems, Inc.*			275,373
					1,605,025
		TELECOMMUNICATIONS - 1.0%
	40,040	Infinera Corp. *			355,155

		TRANSPORTATION - 2.9%
	15,160	Heartland Express, Inc.			380,213
	22,780	Matson, Inc.			641,940
					1,022,153
		WATER - 1.0%
	7,550	American States Water Co.			371,838

		TOTAL COMMON STOCKS (Cost $30,929,515)			35,176,492

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
	Shares				Fair Value

		SHORT-TERM INVESTMENT - 0.7%
	241,851	Union Bank Institutional Trust, 0.45%** (Cost $241,851)			$ 241,851

		TOTAL INVESTMENTS - 99.9% (Cost $31,171,366) (a)			$ 35,418,343
		OTHER ASSETS LESS LIABILITIES - 0.1%			57,362
		NET ASSETS - 100.0%			$ 35,475,705

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,623,862 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:			$ 5,374,494
		Unrealized Depreciation:			(1,580,013)
		Net Unrealized Appreciation:			$ 3,794,481
*	Non-income producing security.
**	Interest rate reflects seven-day effective yield on September 30, 2017.
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*		Level 1	Level 2	Level 3	Total
Common Stocks		$ 35,176,492	$ -	$ -	$ 35,176,492
Short-Term Investment		-	241,851	-	241,851
Total		$ 35,176,492	$ 241,851	$ -	$ 35,418,343

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 11/29/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/29/2017